SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Enterprise Fund

June 30, 2025 (Unaudited)
Shares		Value
Common Stocks — 92.1%
Consumer Discretionary — 9.4%
33,360	Beazer Homes USA, Inc.*	$746,263
20,370	First Watch Restaurant Group, Inc.*	326,735
21,030	Genesco, Inc.*	414,081
28,500	G-III Apparel Group Ltd.*	638,400
2,810	Group 1 Automotive, Inc.	1,227,155
25,780	Legacy Housing Corp.*	584,175
6,400	Oxford Industries, Inc.	257,600
10,734	Patrick Industries, Inc.	990,426
11,600	Steven Madden Ltd.	278,168
		5,463,003
Consumer Staples — 0.5%
4,380	John B Sanfilippo & Son, Inc.	276,991

Energy — 2.3%
8,060	Cactus, Inc., Class A	352,383
16,500	Magnolia Oil & Gas Corp., Class A	370,920
6,200	Matador Resources Co.	295,864
35,030	Select Water Solutions, Inc.	302,659
		1,321,826
Financials — 21.6%
5,370	AMERISAFE, Inc.	234,830
45,820	Banc of California, Inc.	643,771
24,278	Compass Diversified Holdings	152,466
34,472	Eastern Bankshares, Inc.	526,388
19,650	Esquire Financial Holdings, Inc.	1,860,069
14,970	First Bancorp/Southern Pines, NC	660,027
21,100	German American Bancorp, Inc.	812,561
21,126	Mercantile Bank Corp.	980,458
15,440	Northrim BanCorp, Inc.	1,439,934
39,640	P10, Inc., Class A	405,121
8,440	Preferred Bank/Los Angeles, CA	730,440
17,440	QCR Holdings, Inc.	1,184,176
17,170	Southern First Bancshares, Inc.*	652,975
11,990	Stewart Information Services Corp.	780,549
18,830	Stock Yards Bancorp, Inc.	1,487,193
		12,550,958
Health Care — 14.1%
5,390	Addus HomeCare Corp.*	620,874
106,690	Alphatec Holdings, Inc.*	1,184,259
13,750	Amphastar Pharmaceuticals, Inc.*	315,700
41,930	Astrana Health, Inc.*	1,043,218
20,270	Lantheus Holdings, Inc.*	1,659,302
175,840	MiMedx Group, Inc.*	1,074,383
21,620	Pennant Group, Inc. (The)*	645,357

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Enterprise Fund  (cont.)

June 30, 2025 (Unaudited)
Shares		Value
19,540	Surmodics, Inc.*	$580,533
4,310	UFP Technologies, Inc.*	1,052,330
		8,175,956
Industrials — 24.7%
20,575	Allient Inc.	747,078
29,160	Asure Software, Inc.*	284,602
32,970	Barrett Business Services, Inc.	1,374,519
31,910	Bowman Consulting Group Ltd.*	917,412
88,070	BrightView Holdings, Inc.*	1,466,365
23,500	Byrna Technologies, Inc.*	725,680
10,648	Casella Waste Systems, Inc., Class A*	1,228,566
11,550	CBIZ, Inc.*	828,251
12,170	Douglas Dynamics, Inc.	358,650
27,036	Ducommun, Inc.*	2,233,985
19,530	Enerpac Tool Group Corp.	792,137
14,416	Greenbrier Cos., Inc. (The)	663,857
11,883	Insteel Industries, Inc.	442,166
1,630	MYR Group, Inc.*	295,764
3,860	Standex International Corp.	604,013
47,910	Thermon Group Holdings, Inc.*	1,345,313
		14,308,358
Information Technology — 11.9%
42,280	Cohu, Inc.*	813,467
20,350	Crane NXT Co.	1,096,865
28,130	Napco Security Technologies, Inc.	835,180
8,373	Novanta, Inc.*	1,079,531
9,310	Onto Innovation, Inc.*	939,658
8,432	PC Connection, Inc.	554,657
37,200	Penguin Solutions, Inc.*	736,932
29,216	Sapiens International Corp. NV	854,568
		6,910,858
Materials — 3.7%
11,467	Koppers Holdings, Inc.	368,664
7,470	Materion Corp.	592,894
31,270	Metallus, Inc.*	481,871
17,930	Olympic Steel, Inc.	584,338
42,400	United States Antimony Corp.*	92,432
		2,120,199
Real Estate — 2.8%
79,300	Chatham Lodging Trust, REIT	552,721
18,680	Community Healthcare Trust, Inc., REIT	310,648
83,610	Summit Hotel Properties, Inc., REIT	425,575
19,650	UMH Properties, Inc., REIT	329,924
		1,618,868

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Enterprise Fund  (cont.)

June 30, 2025 (Unaudited)
Shares		Value
Utilities — 1.1%
12,410	Unitil Corp.	$647,182

Total Common Stocks		53,394,199
(Cost $38,893,256)
Exchange Traded Funds — 5.7%
3,040	iShares Biotechnology ETF	384,590
12,660	iShares Russell Microcap Index Fund	1,616,176
15,440	SPDR S&P Biotech ETF	1,280,439

Total Exchange Traded Funds		3,281,205
(Cost $2,964,291)

Investment Company — 2.4%
1,386,492	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(a)	1,386,492

Total Investment Company		1,386,492
(Cost $1,386,492)

Total Investments		$58,061,896
(Cost $43,244,039) — 100.2%
Liabilities in excess of other assets — (0.2)%		(108,326)
NET ASSETS — 100.0%		$57,953,570

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:
REIT - Real Estate Investment Trust
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